CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue from related parties	¥ 787,157	¥ 1,050,036	¥ 1,016,463	¥ 1,702,734
Facilitation, origination and servicing costs charged by related parties	63,448	57,639	96,953	79,997
Sales and marketing expenses charged by related parties	246,546	113,988	335,398	252,103
General and administrative expenses charged by related parties	8,252	6,451	12,710	9,693
Provision for financial asset receivable, including provision generated from related parties	342	807	1,426	807
Provision for accounts receivable and contract assets, including provision charged by related parties	13,400	78,542	11,171	127,705
Loan facilitation and servicing fees-capital heavy
Revenue from related parties	1,515	93	7,797	93
Loan facilitation and servicing fees-capital light
Revenue from related parties	656,203	1,036,893	859,581	1,689,299
Referral service fees
Revenue from related parties	108,757	0	109,000	6,360
Other services fees
Revenue from related parties	¥ 20,526	¥ 13,050	¥ 37,829	¥ 5,550